August 29, 2007

Securities and Exchange Commission
450 F Street, NE
Washington, D.C.  20549


     Re:  Van Kampen Unit Trusts, Municipal Series 499
          File No. 333-113466     CIK #1246642

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on August 24, 2007.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.